Available-for-sale equity securities	12 Months Ended
Mar. 31, 2018
Available-for-sale equity securities
Available-for-sale equity securities

9Available-for-sale equity securities

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Listed equity securities
Life Corporation Limited - listed on Australian Securities Exchange	214	—	—
Cordlife Group Limited - listed on Singapore Exchange	131,479	91,632	14,608

	131,693	91,632	14,608

Listed fund investment	69,097	62,250	9,924

	200,790	153,882	24,532

As of March 31, 2017, the Group held 8,122,222 ordinary shares in Life Corporation Limited (“LFC”). LFC is principally engaged in the provision of funeral and related services and is listed on the Australian Securities Exchange (delisted on January 24, 2018). As of March 31, 2017, the Group’s equity interest in LFC was 11.4%. In February 2018, the Group disposed of its entire equity interest in LFC at a consideration of RMB217 (US$35) to an independent third party.

During the years ended March 31, 2016 and 2017, the Group recorded impairment loss on available-for-sale equity securities of RMB8,361 and RMB2,533 respectively, which were related to the Group’s investment in LFC. Having considered the extent of the decline in the fair value of the ordinary shares of LFC, the length of time to which the market value of the shares had been below cost, and the financial condition and near-term prospects of LFC, management concluded that the decline in value on the investment in LFC was other-than-temporary. As a result, impairment loss of RMB8,361 and RMB2,533 was recognized in earnings, which was transferred from other comprehensive income, during the years ended March 31, 2016 and 2017 respectively. No impairment loss was recorded for the year ended March 31, 2018.

As of March 31, 2017, and 2018, the Group held 25,516,666 ordinary shares in CGL. CGL is a provider of cord blood banking services with operations in Singapore, Hong Kong, India, Indonesia, Malaysia and the Philippines, and is listed on the Singapore Exchange. As of March 31, 2017, and 2018, the Group’s equity interest in CGL was 9.8% and 10.1%, respectively.

During the year ended March 31, 2017, the Group made an investment in industry specific fund for US$10,000 (RMB66,154). Such fund investments are classified as available-for-sale equity securities since the Group has no immediate intention to sell them and they have readily determinable fair value.

Dividends received from CGL during the years ended March 31, 2016, 2017 and 2018 of RMB17,007, nil and RMB634 (US$101), respectively, were recorded in dividend income in the consolidated statements of comprehensive income.

As of March 31, 2017, the cost basis of the available-for-sale equity securities was RMB100,597, total unrealized holding losses of LFC was RMB185, total unrealized holding gains of CGL was RMB92,025 and total unrealized holding losses of other investment was RMB72. The aggregate fair value was RMB200,790 as of March 31, 2017.

As of March 31, 2018, the cost basis of the available-for-sale equity securities was RMB100,213 (US$15,976), total unrealized holding gains of CGL was RMB62,613 (US$9,982) and total unrealized holding losses of other investment was RMB297 (US$47). The aggregate fair value was RMB153,882 (US$24,532) as of March 31, 2018.